CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net income	$ 42,826	$ 28,613	$ 290,920
Loss from discontinued operations, net		(33,795)	(23,798)
Income from continuing operations	42,826	62,408	314,718
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	21,413	2,110	1,871
Impairment of intangible assets	19,941
Restructuring costs related to impairment of property and equipment	632
Stock-based compensation expense	15,145	10,405	1,633
Acquisition related expenses paid by shareholders	3,060
Accrued interest, net	655	1,170	(1,307)
Deferred taxes, net	(13,851)		102
Accrued severance pay, net	392	24	(1)
Change in payment obligation related to acquisition	1,780
Fair value revaluation - convertible debt	(2,566)
Loss from sale of property and equipment	121
Net changes in operating assets and liabilities:
Accounts receivable, net	(23,568)	18,032	(7,714)
Prepaid expenses and other current assets	(4,463)	(2,533)	1,996
Other assets	(557)
Accounts payable	2,228	8,681	10,408
Accrued expenses and other liabilities	9,741	(8,756)	13,004
Deferred revenues	(887)	(6,250)	(6,250)
Net cash provided by continuing operating activities	72,042	85,291	328,460
Net cash used in discontinued operating activities		(23,939)	(19,024)
Net cash provided by operating activities	72,042	61,352	309,436
Investing activities:
Purchases of property and equipment	(10,882)	(1,916)	(1,721)
Proceeds from sale of property and equipment	58
Restricted cash, net	(202)
Proceeds from (investments in) short-term deposits, net	(15,000)	(75,957)	62,932
Cash paid for the acquisition of Grow Mobile LLC, net of cash acquired	(4,322)
Cash acquired through the acquisition of Perion Network Ltd.	23,364
Net cash provided by (used in) continuing investing activities	(6,984)	(77,873)	61,211
Net cash provided by (used in) discontinued investing activities		898	(2,321)
Net cash provided by (used in) investing activities	(6,984)	(76,975)	58,890
Financing activities:
Dividend paid to shareholders			(338,676)
Dividend paid upon consummation of spin-off		(65,009)
Exercise of stock options	1,584	850	3,073
Contribution by shareholders	585
Payments made in connection with acquisition	(2,545)
Proceeds from the issuance of convertible debt	37,852
Repayment of long-term loans	(2,300)
Net cash provided by (used in) continuing financing activities	35,176	(64,159)	(335,603)
Net increase (decrease) in cash and cash equivalents	100,234	(79,782)	32,723
Decrease in cash and cash equivalents - discontinued activities		2,336	4,433
Cash and cash equivalents at beginning of year	949	78,395	41,239
Cash and cash equivalents at end of year	101,183	949	78,395
Cash paid during the year for:
Income taxes	20,855	40,694	55,696
Interest paid	260
Purchase of property and equipment on credit	1,205
Non-cash financing activities
Issuance of shares in connection with acquisitions	171,552
Contribution by shareholders	1,218
Acquisition related expenses paid by shareholders	3,060
Dividend in kind upon consummation of spin-off		$ 211,668